Statements of Changes in Stockholders’ Equity (Deficit) (Unaudited) - USD ($)	Series A Preferred Stock	Series B Preferred Stock	Series C Preferred Stock	Common Stock	Discount to Common Stock	Additional Paid-in Capital	Accumulated Deficit	Total
Balance at Dec. 31, 2020	$ 5,000	$ 500		$ 368,061		$ 5,321,885	$ (6,565,942)	$ (870,496)
Balance (in Shares) at Dec. 31, 2020	5,000,000	500,000		368,063,606
Common stock issued for conversion of debt				$ 408,666	$ (94,708)	3,685,763		3,999,721
Common stock issued for conversion of debt (in Shares)				408,666,436
Common stock issued for cash				$ 413,800		2,689,700		3,103,500
Common stock issued for cash (in Shares)				413,800,000
Warrants converted to common stock				$ 43,479		(43,479)
Warrants converted to common stock (in Shares)				43,478,693
Beneficial conversion feature						211,570		211,570
Net Loss							(3,825,673)	(3,825,673)
Balance at Dec. 31, 2021	$ 5,000	$ 500		$ 1,234,006	(94,708)	11,865,439	(10,391,615)	2,618,622
Balance (in Shares) at Dec. 31, 2021	5,000,000	500,000		1,234,008,735
Common stock issued for conversion of debt				$ 34,801		505,036		539,837
Common stock issued for conversion of debt (in Shares)				34,799,374
Common stock issued for cash				$ 114,000		741,000		855,000
Common stock issued for cash (in Shares)				114,000,000
Warrants converted to common stock				$ 70,128		(70,128)
Warrants converted to common stock (in Shares)				70,128,204
Net Loss							(316,299)	(316,299)
Balance at Mar. 31, 2022	$ 5,000	$ 500		$ 1,452,935	(94,708)	13,041,347	(10,707,914)	3,697,160
Balance (in Shares) at Mar. 31, 2022	5,000,000	500,000		1,452,936,313
Balance at Dec. 31, 2021	$ 5,000	$ 500		$ 1,234,006	(94,708)	11,865,439	(10,391,615)	2,618,622
Balance (in Shares) at Dec. 31, 2021	5,000,000	500,000		1,234,008,735
Net Loss								(1,068,751)
Balance at Sep. 30, 2022	$ 5,000	$ 500		$ 1,461,615	(94,708)	13,214,320	(11,460,366)	3,126,361
Balance (in Shares) at Sep. 30, 2022	5,000,000	500,000		1,461,616,601
Balance at Dec. 31, 2021	$ 5,000	$ 500		$ 1,234,006	(94,708)	11,865,439	(10,391,615)	2,618,622
Balance (in Shares) at Dec. 31, 2021	5,000,000	500,000		1,234,008,735
Common stock issued for conversion of debt				$ 43,481		678,009		721,490
Common stock issued for conversion of debt (in Shares)				43,479,662
Warrant down round protection						536,732	(536,732)
Common stock issued for cash				$ 114,000		741,000		855,000
Common stock issued for cash (in Shares)				114,000,000
Warrants converted to common stock				$ 70,128		(70,128)
Warrants converted to common stock (in Shares)				70,128,204
Net Loss							(1,486,574)	(1,486,574)
Balance at Dec. 31, 2022	$ 5,000	$ 500		$ 1,461,615	(94,708)	13,751,052	(12,414,921)	2,708,538
Balance (in Shares) at Dec. 31, 2022	5,000,000	500,000		1,461,616,601
Balance at Mar. 31, 2022	$ 5,000	$ 500		$ 1,452,935	(94,708)	13,041,347	(10,707,914)	3,697,160
Balance (in Shares) at Mar. 31, 2022	5,000,000	500,000		1,452,936,313
Common stock issued for conversion of debt				$ 8,680		172,973		181,653
Common stock issued for conversion of debt (in Shares)				8,680,288
Net Loss							(440,292)	(440,292)
Balance at Jun. 30, 2022	$ 5,000	$ 500		$ 1,461,615	(94,708)	13,214,320	(11,148,206)	3,438,521
Balance (in Shares) at Jun. 30, 2022	5,000,000	500,000		1,461,616,601
Net Loss							(312,160)	(312,160)
Balance at Sep. 30, 2022	$ 5,000	$ 500		$ 1,461,615	(94,708)	13,214,320	(11,460,366)	3,126,361
Balance (in Shares) at Sep. 30, 2022	5,000,000	500,000		1,461,616,601
Balance at Dec. 31, 2022	$ 5,000	$ 500		$ 1,461,615	(94,708)	13,751,052	(12,414,921)	2,708,538
Balance (in Shares) at Dec. 31, 2022	5,000,000	500,000		1,461,616,601
Net Loss							(226,259)	(226,259)
Balance at Mar. 31, 2023	$ 5,000	$ 500		$ 1,461,615	(94,708)	13,751,052	(12,641,180)	2,482,279
Balance (in Shares) at Mar. 31, 2023	5,000,000	500,000		1,461,616,601
Balance at Dec. 31, 2022	$ 5,000	$ 500		$ 1,461,615	(94,708)	13,751,052	(12,414,921)	2,708,538
Balance (in Shares) at Dec. 31, 2022	5,000,000	500,000		1,461,616,601
Net Loss								(719,890)
Balance at Sep. 30, 2023	$ 5,000	$ 500	$ 2,000	$ 1,461,615	(94,708)	13,749,052	(13,134,811)	1,988,648
Balance (in Shares) at Sep. 30, 2023	5,000,000	500,000	2,000	1,461,616,601
Balance at Mar. 31, 2023	$ 5,000	$ 500		$ 1,461,615	(94,708)	13,751,052	(12,641,180)	2,482,279
Balance (in Shares) at Mar. 31, 2023	5,000,000	500,000		1,461,616,601
Net Loss							(223,198)	(223,198)
Balance at Jun. 30, 2023	$ 5,000	$ 500		$ 1,461,615	(94,708)	13,751,052	(12,864,378)	2,259,081
Balance (in Shares) at Jun. 30, 2023	5,000,000	500,000		1,461,616,601
Net Loss							(270,433)	(270,433)
Shares issued intangibles – related party			$ 2,000			(2,000)
Shares issued intangibles – related party (in Shares)			2,000,000
Balance at Sep. 30, 2023	$ 5,000	$ 500	$ 2,000	$ 1,461,615	$ (94,708)	$ 13,749,052	$ (13,134,811)	$ 1,988,648
Balance (in Shares) at Sep. 30, 2023	5,000,000	500,000	2,000	1,461,616,601